ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable
	December 31, 2017	December 31, 2016
Accounts receivables	$1,715,607	$682,311
Allowance for doubtful accounts	(296,302)	(494,459)
	$1,419,305	$187,852

Schedule of allowance for doubtful accounts
	December 31, 2017	December 31, 2016
Beginning of the year	$494,459	$781,346
Recovery	(222,816)	(246,590)
Provision	-	-
Foreign exchange effect	24,659	(40,297)
	$296,302	$494,459